Financial instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Financial assets
Cash and cash equivalents	€ 4,994	€ 4,326	€ 5,411
Financial assets at amortised cost	1,079	1,004	976
Financial assets at fair value through other comprehensive income	438	407	547
Financial assets	7,590	6,915	8,132
Derivatives
Financial assets
Financial assets at fair value through profit or loss	67	289	324
Other
Financial assets
Financial assets at fair value through profit or loss	1,012	889	874
Fair value
Financial assets
Cash and cash equivalents	4,994	4,326	5,411
Financial assets at amortised cost	1,079	1,004	976
Financial assets at fair value through other comprehensive income	438	407	547
Financial assets	7,590	6,915	8,132
Financial liabilities
Bank loans and overdrafts	(606)	(519)	(540)
Bonds and other loans	(26,265)	(25,136)	(30,089)
Lease liabilities	(1,428)	(1,408)	(1,585)
Derivatives	(618)	(631)	(548)
Other financial liabilities	(457)	(418)	(281)
Financial liabilities	(29,374)	(28,112)	(33,043)
Fair value | Derivatives
Financial assets
Financial assets at fair value through profit or loss	67	289	324
Fair value | Other
Financial assets
Financial assets at fair value through profit or loss	1,012	889	874
Carrying amount
Financial assets
Cash and cash equivalents	4,994	4,326	5,411
Financial assets at amortised cost	1,079	1,004	976
Financial assets at fair value through other comprehensive income	438	407	547
Financial assets	7,590	6,915	8,132
Financial liabilities
Bank loans and overdrafts	(606)	(519)	(540)
Bonds and other loans	(27,599)	(26,512)	(31,007)
Lease liabilities	(1,428)	(1,408)	(1,585)
Derivatives	(618)	(631)	(548)
Other financial liabilities	(457)	(418)	(281)
Financial liabilities	(30,708)	(29,488)	(33,961)
Carrying amount | Derivatives
Financial assets
Financial assets at fair value through profit or loss	67	289	324
Carrying amount | Other
Financial assets
Financial assets at fair value through profit or loss	€ 1,012	€ 889	€ 874